COMMITMENTS AND CONTINGENCIES (Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2017 CAD property lease	Dec. 31, 2016 CAD
Disclosure of commitments and contingencies
Contractual commitments related to construction, development and capital projects	CAD 7,900
Reimbursed from tenant	6,400
Minimum annual rental payments payable under non-cancellable operating leases	1,558
Fair value of investment properties	CAD 2,733,568	CAD 2,653,095
Long term ground lease
Disclosure of commitments and contingencies
Number of ground leases | lease	2
Number of income-producing properties | property	2
Fair value of investment properties	CAD 53,800
Not later than 1 year
Disclosure of commitments and contingencies
Minimum annual rental payments payable under non-cancellable operating leases	453
Later than 1 year and not later than 5 years
Disclosure of commitments and contingencies
Minimum annual rental payments payable under non-cancellable operating leases	1,105
Lease maturity in 2049 | Long term ground lease
Disclosure of commitments and contingencies
Annual payment	500
Lease maturity in 2096 | Long term ground lease
Disclosure of commitments and contingencies
Annual payment	CAD 100